Related party transactions	18 Months Ended
Jun. 30, 2026
Exascale Labs Inc [Member]
Related party transactions

11. Related party transactions

Hoansoo Lee serves as the Company’s Chief Executive Officer and Chief Financial Officer. The Company has entered into a consulting services agreement with Hoansoo Lee, pursuant to which Hoansoo Lee provides strategic consulting and advisory services to the Company.

For the years ended June 30, 2025 and 2026, the Company incurred consulting service fees of $100,150 and $27,000, respectively. As of June 30, 2025 and 2026, there were no outstanding balances payable to Hoansoo Lee as all amounts had been fully settled during the respective periods.